Risk management, funding and liquidity risk and market risk - Traded market risk (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Net market risk | High
Traded market risk
Value at risk	$ 31.8	$ 21.2	$ 41.5
Net market risk | Low
Traded market risk
Value at risk	8.8	5.4	5.9
Net market risk | Average
Traded market risk
Value at risk	15.2	10.6	17.9
Interest rate risk | High
Traded market risk
Value at risk	21.8	20.2	28.7
Interest rate risk | Low
Traded market risk
Value at risk	7.2	5.0	5.1
Interest rate risk | Average
Traded market risk
Value at risk	11.0	9.2	12.9
FX risk | High
Traded market risk
Value at risk	14.2	8.3	8.7
FX risk | Low
Traded market risk
Value at risk	1.1	0.3	0.6
FX risk | Average
Traded market risk
Value at risk	4.3	2.5	2.0
Equity risk | High
Traded market risk
Value at risk	0.1	0.1	3.2
Equity risk | Low
Traded market risk
Value at risk	0.0	0.0	0.0
Equity risk | Average
Traded market risk
Value at risk	0.0	0.0	0.2
Commodity risk | High
Traded market risk
Value at risk	3.5	4.0	7.9
Commodity risk | Low
Traded market risk
Value at risk	0.9	1.5	0.4
Commodity risk | Average
Traded market risk
Value at risk	2.0	2.5	1.2
Other market risks | High
Traded market risk
Value at risk	9.4	6.5	23.8
Other market risks | Low
Traded market risk
Value at risk	3.2	1.4	1.6
Other market risks | Average
Traded market risk
Value at risk	6.0	2.9	10.3
Diversification effect | Average
Traded market risk
Value at risk	(8.1)	(6.5)	(8.7)
Parent Entity | Net market risk | High
Traded market risk
Value at risk	31.8	21.2	41.5
Parent Entity | Net market risk | Low
Traded market risk
Value at risk	8.8	5.4	5.9
Parent Entity | Net market risk | Average
Traded market risk
Value at risk	15.2	10.6	17.9
Parent Entity | Interest rate risk | High
Traded market risk
Value at risk	21.8	20.2	28.7
Parent Entity | Interest rate risk | Low
Traded market risk
Value at risk	7.2	5.0	5.1
Parent Entity | Interest rate risk | Average
Traded market risk
Value at risk	11.0	9.2	12.9
Parent Entity | FX risk | High
Traded market risk
Value at risk	14.2	8.3	8.7
Parent Entity | FX risk | Low
Traded market risk
Value at risk	1.1	0.3	0.6
Parent Entity | FX risk | Average
Traded market risk
Value at risk	4.3	2.5	2.0
Parent Entity | Equity risk | High
Traded market risk
Value at risk	0.1	0.1	3.2
Parent Entity | Equity risk | Low
Traded market risk
Value at risk	0.0	0.0	0.0
Parent Entity | Equity risk | Average
Traded market risk
Value at risk	0.0	0.0	0.2
Parent Entity | Commodity risk | High
Traded market risk
Value at risk	3.5	4.0	7.9
Parent Entity | Commodity risk | Low
Traded market risk
Value at risk	0.9	1.5	0.4
Parent Entity | Commodity risk | Average
Traded market risk
Value at risk	2.0	2.5	1.2
Parent Entity | Other market risks | High
Traded market risk
Value at risk	9.4	6.5	23.8
Parent Entity | Other market risks | Low
Traded market risk
Value at risk	3.2	1.4	1.6
Parent Entity | Other market risks | Average
Traded market risk
Value at risk	6.0	2.9	10.3
Parent Entity | Diversification effect | Average
Traded market risk
Value at risk	$ (8.1)	$ (6.5)	$ (8.7)